Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,810,374		$ 1,804,483
Unamortized discount and debt issuance costs	(12,382)		(13,257)
Total debt	1,797,992		1,791,226
Less current portion	(552,404)		(188,511)
Long-term debt	1,245,588		1,602,715
U.S. Dollar-denominated Revolving Credit Facilities due from 2018 to 2022
Debt Instrument [Line Items]
Total principal	254,275		208,222
U.S. Dollar-denominated Term Loans due from 2018 to 2031
Debt Instrument [Line Items]
Total principal	935,286		1,005,199
Norwegian Kroner-denominated Bonds due from 2018 to 2021
Debt Instrument [Line Items]
Total principal	377,856		371,329
Euro-denominated Term Loans due from 2018 to 2023
Debt Instrument [Line Items]
Total principal	232,957	€ 194.1	219,733	€ 208.9
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Total principal	$ 10,000		$ 0